Offerings	Apr. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	6.45
Maximum Aggregate Offering Price	$ 19,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,672.24
Offering Note	Note 1(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of FuelCell Energy, Inc. (the "Registrant") that become issuable under the FuelCell Energy, Inc. Sixth Amended and Restated 2018 Omnibus Incentive Plan (the "Omnibus Incentive Plan"), in accordance with the adjustment and anti-dilution provisions of the Omnibus Incentive Plan. Note 1(b) The amount registered represents additional shares of the Registrant's common stock issuable under the Omnibus Incentive Plan. Note 1(c) The proposed maximum offering price per unit has been estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based on a per share price of $6.45, the average of the high and low price per share of the Registrant's common stock on April 7, 2026, as reported on the Nasdaq Global Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	6.45
Maximum Aggregate Offering Price	$ 1,935,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 267.22
Offering Note	Note 2(a) Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under the FuelCell Energy, Inc. 2018 Employee Stock Purchase Plan, as Amended and Restated Effective as of April 2, 2026 (the "ESPP"), in accordance with the adjustment and anti-dilution provisions of the ESPP. Note 2(b) The amount registered represents additional shares of the Registrant's common stock issuable under the ESPP. Note 2(c) The proposed maximum offering price per unit has been estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based on a per share price of $6.45, the average of the high and low price per share of the Registrant's common stock on April 7, 2026, as reported on the Nasdaq Global Market.